Long-term debt (Details Narrative) - CAD ($)	8 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Long-term Debt
Interest paid	$ 153,237	$ 284,784	$ 125,252
Fair value change loss		$ 137,101